Investments and Advances to Affiliates (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Long Term Notes Payable Investments And Advances To Affiliates 1	$ 2,328,422
Long Term Notes Payable Investments And Advances To Affiliates 2	2.997
Long Term Notes Payable Investments And Advances To Affiliates 3	$ 10,043,467
Long Term Notes Payable Investments And Advances To Affiliates 4	2.755
Long Term Notes Payable Investments And Advances To Affiliates 5	$ 3,600,026
Long Term Notes Payable Investments And Advances To Affiliates 6	2.918
Long Term Notes Payable Investments And Advances To Affiliates 7	$ 4,377,079
Long Term Notes Payable Investments And Advances To Affiliates 8	2.795
Long Term Notes Payable Investments And Advances To Affiliates 9	$ 2,313,322
Long Term Notes Payable Investments And Advances To Affiliates 10	2.608
Long Term Notes Payable Investments And Advances To Affiliates 11	$ 8,968,019
Long Term Notes Payable Investments And Advances To Affiliates 12	2.772
Long Term Notes Payable Investments And Advances To Affiliates 13	$ 13,029,325
Long Term Notes Payable Investments And Advances To Affiliates 14	2.695
Long Term Notes Payable Investments And Advances To Affiliates 15	$ 19,497,204
Long Term Notes Payable Investments And Advances To Affiliates 16	2.408
Long Term Notes Payable Investments And Advances To Affiliates 17	$ 7,709,454
Long Term Notes Payable Investments And Advances To Affiliates 18	2.360
Long Term Notes Payable Investments And Advances To Affiliates 19	$ 2,567,121
Long Term Notes Payable Investments And Advances To Affiliates 20	2.396
Long Term Notes Payable Investments And Advances To Affiliates 21	$ 2,355,316
Long Term Notes Payable Investments And Advances To Affiliates 22	2.830
Long Term Notes Payable Investments And Advances To Affiliates 23	$ 2,242,628
Long Term Notes Payable Investments And Advances To Affiliates 24	3.073
Long Term Notes Payable Investments And Advances To Affiliates 25	$ 4,026,582
Long Term Notes Payable Investments And Advances To Affiliates 26	3.214
Long Term Notes Payable Investments And Advances To Affiliates 27	$ 83,057,965
Long Term Notes Payable Investments And Advances To Affiliates 28	(19,511,243)
Long Term Notes Payable Investments And Advances To Affiliates 29	$ 63,546,722